UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01700

                     FRANKLIN GOLD AND PRECIOUS METALS FUND
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    --------------
Date of fiscal year end: 7/31
                         ----

Date of reporting period: 1/31/10
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.


JANUARY 31, 2010

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

                                   (GRAPHIC)

SIGN UP FOR ELECTRONIC DELIVERY
on franklintempleton.com

                                                                          SECTOR

                                    FRANKLIN
                         GOLD AND PRECIOUS METALS FUND

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--
                            Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                   (GRAPHIC)

Not part of the semiannual report

Contents

SHAREHOLDER LETTER .......................................................    1
SEMIANNUAL REPORT
Franklin Gold and Precious Metals Fund ...................................    3
Performance Summary ......................................................    8
Your Fund's Expenses .....................................................   11
Financial Highlights and Statement of Investments ........................   13
Financial Statements .....................................................   20
Notes to Financial Statements ............................................   24
Shareholder Information ..................................................   35

Shareholder Letter

Dear Shareholder:

During the six-month period ended January 31, 2010, U.S. economic activity showed signs of expansion while interest rates remained low and inflation was subdued. Many companies reported better-than-expected earnings after cutting costs. U.S. equity markets enjoyed a remarkable rally until January, when investor anxieties returned due to concerns about the global recovery's sustainability as government stimulus measures began to unwind. At the same time, U.S. Treasury yields rose and fell in response to wavering investor sentiment.

Franklin Gold and Precious Metals Fund's semiannual report goes into greater detail about prevailing conditions during the period. In addition, you will find performance data, financial information and a discussion from the portfolio manager. Please remember that all securities markets fluctuate, as do mutual fund share prices. As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate current market conditions.

If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                     Not part of the semiannual report | 1

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Rupert H. Johnson, Jr.

Rupert H. Johnson, Jr.
President and Chief Executive Officer - Investment Management
Franklin Gold and Precious Metals Fund

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF JANUARY 31, 2010. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                     2 | Not part of the semiannual report

Semiannual Report

Franklin Gold and Precious Metals Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Gold and Precious Metals Fund seeks capital appreciation, with current income as its secondary goal, by investing at least 80% of its net assets in securities of gold and precious metals operation companies.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

We are pleased to bring you Franklin Gold and Precious Metals Fund's semiannual report for the period ended January 31, 2010.

PERFORMANCE OVERVIEW

Franklin Gold and Precious Metals Fund - Class A delivered a +12.93% cumulative total return for the six months ended January 31, 2010. The Fund outperformed the broad Standard & Poor's 500 Index's (S&P 500's) +9.87% total return and the sector-specific FTSE Gold Mines Index's +1.02% price return during the same period.(1) You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

ECONOMIC AND MARKET OVERVIEW

The U.S. economy improved during the six-month reporting period, though challenges remained at period-end as corporate and economic data underscored some weak spots. Industrial output, manufacturing and exports showed steady gains, but the economy's advance was hindered by elevated debt concerns, soft (but slowly improving) consumer confidence and spending, and lack of job prospects for the unemployed as federal stimulus measures began to wind down. Third and fourth quarter 2009 corporate profit growth surpassed consensus estimates, which allowed businesses to begin restocking depleted inventories. The ongoing housing crisis abated slightly as home prices rose in some areas due to lower interest rates, a first-time homebuyer tax credit program and prices dipping to levels that lured bargain hunters.

(1.) Source: (C) 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The FTSE Gold Mines Index is a free float-weighted index that comprises companies whose principal activity is gold mining. This is a price-only index and does not include dividends. The indexes are unmanaged. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.


                              Semiannual Report | 3

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 1/31/10

                                  (BAR CHART)

Canada                                      46.3%
South Africa                                18.4%
Australia                                   15.8%
U.K.                                         9.6%
U.S.                                         3.1%
Papua New Guinea                             2.9%
Peru                                         2.2%
Hong Kong                                    0.5%
Short-Term Investments & Other Net Assets    1.2%

Given few inflationary pressures and the uncertainty surrounding the economic recovery, the Federal Open Market Committee (FOMC) kept central bank monetary policy unchanged, as it had done throughout 2009. The FOMC announced it intended to hold the federal funds target rate in the 0% to 0.25% range "for an extended period" as it laid the groundwork for an eventual tightening of monetary policy. Late in the period, the labor market improved somewhat as the economy lost fewer jobs than expected and the unemployment rate declined, dropping from a period high of 10.2% in October 2009 to 9.7% at period-end.(2)

By year-end 2009, the U.S. economy was expanding at its fastest pace in six years as the recovery gained traction. Gross domestic product (GDP) grew at an estimated annual rate of 5.9% in the fourth quarter, following a 2.2% annualized increase in the third quarter.(3) As economic conditions improved, oil prices rose from $69 per barrel at the end of July 2009 to $73 at period-end, still well below 2008's record highs. The January 2010 inflation rate was an annualized 2.6%.(2) Core inflation, which excludes food and energy costs, rose at a 1.5% annualized rate, and was within the Fed's informal target range of 1.6% to 2.0%.(2)

As investor confidence improved amid encouraging economic data, equity markets generally rose. They cooled off toward period-end, however, when market participants began to question 2010 global growth prospects and the bull market's durability. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average delivered a total return of +11.30%, while the broader S&P 500 posted a +9.87% total return and the technology-heavy NASDAQ Composite Index returned +9.02%.(4) With the exception of telecommunication services, all sectors posted gains for the period, with the strongest returns from the industrials, consumer discretionary and health care sectors.

For the six months ended January 31, 2010, gold prices initially rose on an exceptionally strong combination of fundamental, government and speculative buying, but then retreated toward period-end as demand subsided and the U.S.

(2.) Source: Bureau of Labor Statistics.

(3.) Source: Bureau of Economic Analysis.

(4.) Source: (C) 2010 Morningstar. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international common type stocks listed on The NAS-DAQ Stock Market.


                             4 | Semiannual Report

PRECIOUS METALS PRICES (8/1/09-1/31/10)

                              (PERFORMANCE GRAPH)

                             (PLOT POINTS TO COME)

* Amounts shown are based on spot prices quoted in U.S. dollars per troy ounce. For illustrative purposes only; not representative of the Fund's portfolio composition or performance.

dollar strengthened, partially offsetting the earlier gains. Nonetheless, gold was up more than 13% for this period as it began August 2009 at $954 per ounce, then jumped to an all-time high of nearly $1,216 per ounce in early December before fading to $1,081 per ounce by the end of January 2010. Price trends for silver generally followed suit and it, too, lost some momentum during the final two months of the reporting period, while pricing for platinum and palladium remained steady through January in response to a sustained acceleration in industrial demand and the launch of commodity backed exchange traded funds
(ETFs) in the U.S. markets. Silver, which began the period at $13.92 per ounce, reached a 2009 high point of more than $19 per ounce before falling to $16.20 by period-end, producing an overall gain of more than 16%. Platinum rose 24%, advancing from $1,213 per ounce to $1,505 per ounce during the reporting period, while at the same time palladium returned an outsized 59% as its per-ounce price jumped from $263 to roughly $418.

INVESTMENT STRATEGY

We believe that investing in gold and other precious metals offers an excellent opportunity for diversification in an attractive asset class over the long term. We like companies with multiple mines, attractive production profiles, strong reserve bases and active exploration programs that can drive future reserve and production growth. While the sector can be volatile, especially over the short term, precious metals, such as gold, can be attractive because they are hard assets not tied to any particular country or financial system.

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 1/31/10

                                  (BAR CHART)

Long Life Gold Mines                         47.7%
Gold Exploration & Development               19.2%
Medium Life Gold Mines                       14.6%
Platinum & Palladium                         12.4%
Silver Mines                                  3.4%
Gold & Diversified Resources                  1.5%
Short-Term Investments & Other Net Assets     1.2%


                             Semiannual Report | 5

TOP 10 HOLDINGS
1/31/10

COMPANY                                     % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                    NET ASSETS
------------------------                    ----------
Randgold Resources Ltd., ADR                   6.6%
   LONG LIFE GOLD MINES, U.K.
Newcrest Mining Ltd.                           6.0%
   LONG LIFE GOLD MINES, AUSTRALIA
Impala Platinum Holdings Ltd.,
   ord. & ADR                                  5.5%
   PLATINUM & PALLADIUM, SOUTH AFRICA
AngloGold Ashanti Ltd., ADR                    5.3%
   LONG LIFE GOLD MINES, SOUTH AFRICA
Barrick Gold Corp.                             4.5%
   LONG LIFE GOLD MINES, CANADA
Goldcorp Inc., ord. & warrants                 4.4%
   LONG LIFE GOLD MINES, CANADA
Centerra Gold Inc., ord. & 144A                4.0%
   LONG LIFE GOLD MINES, CANADA
Anglo Platinum Ltd.                            3.3%
   PLATINUM & PALLADIUM, SOUTH AFRICA
Osisko Mining Corp., ord. & 144A               3.2%
   GOLD EXPLORATION & DEVELOPMENT, CANADA
Centamin Egypt Ltd., ord. & 144A               2.9%
   GOLD EXPLORATION & DEVELOPMENT,
      AUSTRALIA

MANAGER'S DISCUSSION

Many gold equities underperformed gold bullion in the period under review, with most of the underperformance coming in the last two weeks of January.

Merger and acquisition activity picked up in the six-month period, with Randgold and AngloGold Ashanti closing the acquisition of Moto Goldmines, and Eldorado Gold acquiring Sino Gold Mining. Goldcorp outbid Barrick Gold for Xstrata's stake in the El Morro copper-gold project in Chile and also announced its acquisition of Canplats. Goldcorp also agreed to sell its remaining interest in the Morelos gold project in Mexico to Canadian mining company Gleichen Resources. Alamos Gold purchased some development projects in Turkey from Teck Resources and Fronteer Development. Allied Gold, with gold mining operations in Papua New Guinea, merged with Australian Solomons Gold with the hopes of restarting a mine in the Solomon Islands. Higher gold prices and relatively flat production costs during the period led to improved cash flow from mining operations. This led to more exploration activity and higher forecasted returns for new projects.

In this environment, most of the Fund's investments appreciated in value during the six-month reporting period. The Fund's shares of South African platinum producer Anglo Platinum and Canada-based Eastern Platinum were among the major contributors to returns during the period under review. Their share prices surged as the prices of platinum and palladium, which are primarily used by vehicle manufacturers to make catalytic converters, jumped in response to increasing industrial activity as the global economy began to rebound from recessionary lows. The launch of the first platinum and palladium ETFs in the U.S. helped to further drive investor interest in these metals.

Against the backdrop of increased consumer, government and investor demand, gold prices vaulted past the $1,000 per ounce mark on their way to record highs. This caused most of the Fund's investments in gold mining companies to follow suit until pricing momentum faded somewhat in December 2009 and January 2010. Key Fund contributors from the group included Sino Gold, an Australian based company focused on developing mines in China, following a takeover offer from Eldorado Gold, a Canadian exploration and development company that has gold mining operations in Brazil, Greece, China and Turkey; Ivanhoe Mines, which finally negotiated an investment agreement with the Mongolian government for the development of Oyu Tolgoi, their large copper-gold project in the Gobi desert; Randgold Resources, a West African-focused gold producer; Compania de Minas Beunaventura, a Peruvian miner focused on mining gold, silver and other metals; and Semafo, whose stock price rose due to strong operating results and exploration success at the Mana gold mine in Burkina Faso.


                             6 | Semiannual Report

Despite the Fund's outperformance versus its benchmark indexes, a few gold-related holdings declined in value, hindering the Fund's advance. For example, the stock price of Canada-based Kinross Gold, which produces gold and silver from mining operations in Brazil, Russia, the U.S. and Chile, fell after a disappointing third quarter 2009 earnings release, when management guided future costs higher and deferred key growth initiatives. An investment in Nevsun Resources, which is currently constructing its gold-copper-zinc mine in Eritrea, depreciated during the last two months of the reporting period largely because of financing concerns. Our position in Canadian gold and uranium producer First Uranium, which was developing several mines in South Africa, also depreciated in the wake of financing issues as well as development and permitting delays. The share price of Agnico Eagle, another Canadian gold producer with mines in Canada, Finland and Mexico, declined in value following the releases of third quarter 2009 results, which showed slower-than-expected progress for the company's new projects.

Thank you for your continued participation in Franklin Gold and Precious Metals Fund. We look forward to serving your future investment needs.

(PHOTO OF STEPHEN M. LAND)


/s/ Stephen M. Land

Stephen M. Land, CFA
Portfolio Manager
Franklin Gold and Precious Metals Fund

CFA(R) and Chartered Financial Analyst(R) are trademarks owned by CFA Institute.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2010, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                             Semiannual Report | 7

Performance Summary as of 1/31/10

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FKRCX)                    CHANGE   1/31/10   7/31/09
-----------------------                    ------   -------   -------
Net Asset Value (NAV)                      +$2.04    $35.60    $33.56
DISTRIBUTIONS (8/1/09-1/31/10)
Dividend Income                  $2.2241
Short-Term Capital Gain          $0.1941
Long-Term Capital Gain           $0.3837
   TOTAL                         $2.8019

CLASS B (SYMBOL: FAGPX)                    CHANGE   1/31/10   7/31/09
-----------------------                    ------   -------   -------
Net Asset Value (NAV)                      +$1.94    $34.01    $32.07
DISTRIBUTIONS (8/1/09-1/31/10)
Dividend Income                  $1.9589
Short-Term Capital Gain          $0.1941
Long-Term Capital Gain           $0.3837
   TOTAL                         $2.5367

CLASS C (SYMBOL: FRGOX)                    CHANGE   1/31/10   7/31/09
-----------------------                    ------   -------   -------
Net Asset Value (NAV)                      +$1.95    $34.31    $32.36
DISTRIBUTIONS (8/1/09-1/31/10)
Dividend Income                  $1.9914
Short-Term Capital Gain          $0.1941
Long-Term Capital Gain           $0.3837
   TOTAL                         $2.5692

ADVISOR CLASS (SYMBOL: FGADX)              CHANGE   1/31/10   7/31/09
-----------------------------              ------   -------   -------
Net Asset Value (NAV)                      +$2.18    $36.89    $34.71
DISTRIBUTIONS (8/1/09-1/31/10)
Dividend Income                  $2.3026
Short-Term Capital Gain          $0.1941
Long-Term Capital Gain           $0.3837
   TOTAL                         $2.8804


                             8 | Semiannual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                   6-MONTH            1-YEAR    5-YEAR   10-YEAR
-------                                   -------           -------   -------   -------
Cumulative Total Return(1)                 +12.93%           +54.19%  +158.42%  +427.72%
Average Annual Total Return(2)              +6.43%           +45.32%   +19.48%   +17.40%
Value of $10,000 Investment(3)            $10,643           $14,532   $24,352   $49,726
Avg. Ann. Total Return (12/31/09)(4)                         +59.83%   +20.76%   +17.87%
   Total Annual Operating Expenses(5)               1.03%

CLASS B                                   6-MONTH            1-YEAR    5-YEAR   10-YEAR
-------                                   -------           -------   -------   -------
Cumulative Total Return(1)                 +12.50%           +53.07%  +148.71%  +396.34%
Average Annual Total Return(2)              +8.50%           +49.07%   +19.79%   +17.38%
Value of $10,000 Investment(3)            $10,850           $14,907   $24,671   $49,634
Avg. Ann. Total Return (12/31/09)(4)                         +64.39%   +21.09%   +17.86%
   Total Annual Operating Expenses(5)               1.78%

CLASS C                                   6-MONTH            1-YEAR    5-YEAR   10-YEAR
-------                                   -------           -------   -------   -------
Cumulative Total Return(1)                 +12.54%           +53.08%  +148.94%  +390.26%
Average Annual Total Return(2)             +11.54%           +52.08%   +20.01%   +17.23%
Value of $10,000 Investment(3)            $11,154           $15,208   $24,894   $49,026
Avg. Ann. Total Return (12/31/09)(4)                         +67.27%   +21.29%   +17.71%
   Total Annual Operating Expenses(5)               1.78%

ADVISOR CLASS                             6-MONTH            1-YEAR    5-YEAR   10-YEAR
-------------                             -------           -------   -------   -------
Cumulative Total Return(1)                 +13.06%           +54.57%  +161.52%  +440.21%
Average Annual Total Return(2)             +13.06%           +54.57%   +21.20%   +18.37%
Value of $10,000 Investment(3)            $11,306           $15,457   $26,152   $54,021
Avg. Ann. Total Return (12/31/09)(4)                         +70.00%   +22.50%   +18.85%
   Total Annual Operating Expenses(5)               0.78%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, GO TO franklintempleton.com OR CALL (800) 342-5236.


                             Semiannual Report | 9

ENDNOTES

INVESTING IN A NONDIVERSIFIED FUND CONCENTRATING IN THE PRECIOUS METALS SECTOR INVOLVES SPECIAL RISKS, INCLUDING THOSE RELATED TO FLUCTUATIONS IN THE PRICE OF GOLD AND OTHER PRECIOUS METALS AND INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC AND REGULATORY DEVELOPMENTS AFFECTING THE SECTOR. IN ADDITION, THE FUND IS SUBJECT TO THE RISKS OF CURRENCY FLUCTUATION AND POLITICAL UNCERTAINTY ASSOCIATED WITH FOREIGN INVESTING. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE FUND MAY ALSO INVEST IN SMALLER COMPANIES, WHICH CAN BE PARTICULARLY SENSITIVE TO CHANGING ECONOMIC CONDITIONS, AND THEIR PROSPECTS FOR GROWTH ARE LESS CERTAIN THAN THOSE OF LARGER, MORE ESTABLISHED COMPANIES. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) Cumulative total return represents the change in value of an investment over the periods indicated.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(3.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(4.) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.


                             10 | Semiannual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                              VALUE 8/1/09      VALUE 1/31/10   PERIOD* 8/1/09-1/31/10
                                           -----------------   --------------   ----------------------
CLASS A
Actual                                           $1,000           $1,129.30             $4.94
Hypothetical (5% return before expenses)         $1,000           $1,020.57             $4.69
CLASS B
Actual                                           $1,000           $1,125.00             $8.89
Hypothetical (5% return before expenses)         $1,000           $1,016.84             $8.44
CLASS C
Actual                                           $1,000           $1,125.40             $8.95
Hypothetical (5% return before expenses)         $1,000           $1,016.79             $8.49
ADVISOR CLASS
Actual                                           $1,000           $1,130.60             $3.60
Hypothetical (5% return before expenses)         $1,000           $1,021.83             $3.41

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.92%; B: 1.66%; C: 1.67%; and Advisor:
     0.67%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                             12 | Semiannual Report

Franklin Gold and Precious Metals Fund

FINANCIAL HIGHLIGHTS

                                               SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                               JANUARY 31, 2010   --------------------------------------------------------------
CLASS A                                           (UNAUDITED)        2009          2008          2007         2006        2005
-------                                        ----------------   ----------    ----------    ----------    --------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
   period)
Net asset value, beginning of period .......    $    33.56        $    35.01    $    33.73    $    30.67    $  17.81    $  15.94
                                                ----------        ----------    ----------    ----------    --------    --------
Income from investment operations(a):
   Net investment income (loss)(b) .........         (0.09)             0.07          0.03          0.11        0.15        0.04
   Net realized and unrealized gains
      (losses) .............................          4.93             (1.40)         5.09          4.71       12.87        1.84
                                                ----------        ----------    ----------    ----------    --------    --------
Total from investment operations ...........          4.84             (1.33)         5.12          4.82       13.02        1.88
                                                ----------        ----------    ----------    ----------    --------    --------
Less distributions from:
   Net investment income ...................         (2.22)               --         (1.97)        (0.76)      (0.16)      (0.01)
   Net realized gains ......................         (0.58)            (0.12)        (1.87)        (1.00)         --          --
                                                ----------        ----------    ----------    ----------    --------    --------
Total distributions ........................         (2.80)            (0.12)        (3.84)        (1.76)      (0.16)      (0.01)
                                                ----------        ----------    ----------    ----------    --------    --------
Redemption fees(c) .........................            --                --(d)         --(d)         --(d)       --(d)       --(d)
                                                ----------        ----------    ----------    ----------    --------    --------
Net asset value, end of period .............    $    35.60        $    33.56    $    35.01    $    33.73    $  30.67    $  17.81
                                                ==========        ==========    ==========    ==========    ========    ========
Total return(e) ............................         12.93%            (3.48)%       14.76%        15.94%      73.36%      11.78%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g) ................................          0.92%             1.01%         0.89%         0.93%       0.92%       0.96%
Net investment income (loss) ...............         (0.44)%            0.24%         0.08%         0.33%       0.57%       0.21%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........    $1,518,399        $1,297,172    $1,310,889    $1,011,344    $885,176    $439,628
Portfolio turnover rate ....................         11.06%            17.17%         4.48%         7.20%      10.96%      11.33%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 13

Franklin Gold and Precious Metals Fund

                                                   SIX MONTHS ENDED                    YEAR ENDED JULY 31,
                                                   JANUARY 31, 2010  -------------------------------------------------------
CLASS B                                               (UNAUDITED)      2009        2008        2007        2007        2005
-------                                            ----------------  -------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............     $ 32.07       $ 33.73     $ 32.60     $ 29.62     $ 17.24     $ 15.54
                                                       -------       -------     -------     -------     -------     -------
Income from investment operations(a):
   Net investment income (loss)(b) ...............       (0.22)        (0.11)      (0.23)      (0.12)      (0.04)      (0.09)
   Net realized and unrealized gains (losses) ....        4.70         (1.43)       4.92        4.54       12.44        1.79
                                                       -------       -------     -------     -------     -------     -------
Total from investment operations .................        4.48         (1.54)       4.69        4.42       12.40        1.70
                                                       -------       -------     -------     -------     -------     -------
Less distributions from:
   Net investment income .........................       (1.96)           --       (1.69)      (0.44)      (0.02)         --
   Net realized gains ............................       (0.58)        (0.12)      (1.87)      (1.00)         --          --
                                                       -------       -------     -------     -------     -------     -------
Total distributions ..............................       (2.54)        (0.12)      (3.56)      (1.44)      (0.02)         --
                                                       -------       -------     -------     -------     -------     -------
Redemption fees(c) ...............................          --            --(d)       --(d)       --(d)       --(d)       --(d)
                                                       -------       -------     -------     -------     -------     -------
Net asset value, end of period ...................     $ 34.01       $ 32.07     $ 33.73     $ 32.60     $ 29.62     $ 17.24
                                                       =======       =======     =======     =======     =======     =======

Total return(e) ..................................       12.50%        (4.23)%     13.91%      15.12%      71.95%      10.94%

RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g) ......................................        1.66%         1.76%       1.64%       1.68%       1.67%       1.70%
Net investment income (loss) .....................       (1.18)%       (0.51)%     (0.67)%     (0.41)%     (0.19)%     (0.53)%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ................     $47,096       $48,936     $60,872     $62,386     $60,423     $41,270
Portfolio turnover rate ..........................       11.06%        17.17%       4.48%       7.20%      10.96%      11.33%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             14 | Semiannual Report

Franklin Gold and Precious Metals Fund

                                                   SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                                   JANUARY 31, 2010  ------------------------------------------------------------
CLASS C                                               (UNAUDITED)      2009         2008         2007         2006        2005
-------                                            ----------------  --------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............     $  32.36      $  34.03     $  32.90     $  29.90     $  17.40     $  15.69
                                                       --------      --------     --------     --------     --------     --------
Income from investment operations(a):
   Net investment income (loss)(b) ...............        (0.22)        (0.13)       (0.25)       (0.13)       (0.05)       (0.09)
   Net realized and unrealized gains (losses) ....         4.74         (1.42)        4.98         4.60        12.58         1.80
                                                       --------      --------     --------     --------     --------     --------
Total from investment operations .................         4.52         (1.55)        4.73         4.47        12.53         1.71
                                                       --------      --------     --------     --------     --------     --------
Less distributions from:
   Net investment income .........................        (1.99)           --        (1.73)       (0.47)       (0.03)          --
   Net realized gains ............................        (0.58)        (0.12)       (1.87)       (1.00)          --           --
                                                       --------      --------     --------     --------     --------     --------
Total distributions ..............................        (2.57)        (0.12)       (3.60)       (1.47)       (0.03)          --
                                                       --------      --------     --------     --------     --------     --------
Redemption fees(c) ...............................           --            --(d)        --(d)        --(d)        --(d)        --(d)
                                                       --------      --------     --------     --------     --------     --------
Net asset value, end of period ...................     $  34.31      $  32.36     $  34.03     $  32.90     $  29.90     $  17.40
                                                       ========      ========     ========     ========     ========     ========
Total return(e) ..................................        12.54%        (4.23)%      13.89%       15.10%       72.04%       10.96%

RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g) ......................................         1.67%         1.76%        1.64%        1.68%        1.67%        1.71%
Net investment income (loss) .....................        (1.19)%       (0.51)%      (0.67)%      (0.41)%      (0.19)%      (0.54)%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ................     $357,402      $312,002     $319,641     $240,424     $217,371     $114,315
Portfolio turnover rate ..........................        11.06%        17.17%        4.48%        7.20%       10.96%       11.33%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 15

Franklin Gold and Precious Metals Fund

                                                   SIX MONTHS ENDED                    YEAR ENDED JULY 31,
                                                   JANUARY 31, 2010  ---------------------------------------------------------
ADVISOR CLASS                                         (UNAUDITED)      2009         2008         2007         2006       2005
-------------                                      ----------------  --------     --------     --------     -------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............    $  34.71       $  36.11     $  34.68     $ 31.50      $ 18.28    $ 16.36
                                                      --------       --------     --------     -------      -------    -------
Income from investment operations(a):
   Net investment income (loss)(b) ...............       (0.04)          0.11         0.11        0.19         0.22       0.08
   Net realized and unrealized gains (losses) ....        5.10          (1.39)        5.25        4.84        13.20       1.89
                                                      --------       --------     --------     -------      -------    -------
Total from investment operations .................        5.06          (1.28)        5.36        5.03        13.42       1.97
                                                      --------       --------     --------     -------      -------    -------
Less distributions from:
   Net investment income .........................       (2.30)            --        (2.06)      (0.85)       (0.20)     (0.05)
   Net realized gains ............................       (0.58)         (0.12)       (1.87)      (1.00)          --         --
                                                      --------       --------     --------     -------      -------    -------
Total distributions ..............................       (2.88)         (0.12)       (3.93)      (1.85)       (0.20)     (0.05)
                                                      --------       --------     --------     -------      -------    -------
Redemption fees(c) ...............................          --             --(d)        --(d)       --(d)        --(d)      --(d)
                                                      --------       --------     --------     -------      -------    -------
Net asset value, end of period ...................    $  36.89       $  34.71     $  36.11     $ 34.68      $ 31.50    $ 18.28
                                                      ========       ========     ========     =======      =======    =======
Total return(e) ..................................       13.06%         (3.26)%      15.05%      16.25%       73.68%     12.09%

RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g) ......................................        0.67%          0.76%        0.64%       0.68%        0.67%      0.71%
Net investment income (loss) .....................       (0.19)%         0.49%        0.33%       0.58%        0.82%      0.46%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ................    $177,338       $147,197     $115,322     $65,120      $60,213    $34,519
Portfolio turnover rate ..........................       11.06%         17.17%        4.48%       7.20%       10.96%     11.33%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             16 | Semiannual Report

Franklin Gold and Precious Metals Fund

STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                                                     SHARES/
                                                                                  COUNTRY           WARRANTS          VALUE
                                                                           --------------------   ------------   --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS 98.8%
             GOLD AND DIVERSIFIED RESOURCES 1.5%

         (a) OZ Minerals Ltd. ..........................................         Australia           5,882,655   $    5,539,850
         (a) PanAust Ltd. ..............................................         Australia          30,600,000       12,717,283
      (a, b) PanAust Ltd., 144A ........................................         Australia          11,600,000        4,820,931
             Royal Gold Inc. ...........................................       United States           180,000        7,671,600
                                                                                                                 --------------
                                                                                                                     30,749,664
                                                                                                                 --------------
             GOLD EXPLORATION AND DEVELOPMENT 19.2%
      (a, c) Anatolia Minerals Development Ltd. ........................           Canada            7,649,700       23,669,556
   (a, b, c) Anatolia Minerals Development Ltd., 144A ..................           Canada            1,500,000        4,641,271
         (a) Andean Resources Ltd. .....................................         Australia             500,000        1,060,996
      (a, b) Andean Resources Ltd., 144A ...............................         Australia           3,000,000        6,365,973
      (a, b) AXMIN Inc., 144A ..........................................           Canada            1,143,000           80,136
         (a) Banro Corp. ...............................................           Canada            2,457,000        4,524,693
         (a) Banro Corp. ...............................................           Canada            2,400,000        4,392,000
         (a) Banro Corp., wts., 9/17/11 ................................           Canada              600,000          486,000
             Bendigo Mining Ltd. .......................................         Australia          18,648,795        3,957,647
         (a) Centamin Egypt Ltd. .......................................         Australia          10,500,000       17,863,987
      (a, b) Centamin Egypt Ltd., 144A .................................         Australia          25,000,000       42,533,302
         (a) Colossus Minerals Inc. ....................................           Canada            1,000,000        4,028,979
      (a, b) Colossus Minerals Inc., 144A ..............................           Canada              900,000        3,626,081
      (a, b) G-Resources Group Ltd., 144A ..............................         Hong Kong         120,000,000        7,187,249
   (a, b, c) Gleichen Resources Ltd., 144A .............................           Canada           14,000,000       14,265,015
   (a, b, c) Gleichen Resources Ltd., wts., 144A, 11/12/11 .............           Canada            3,750,000               --
         (a) Great Basin Gold Ltd. .....................................           Canada           12,000,000       19,406,403
         (a) Great Basin Gold Ltd., wts., 10/15/10 .....................           Canada            6,000,000        2,187,427
      (a, c) Guyana Goldfields Inc. ....................................           Canada            4,107,600       24,536,166
   (a, b, c) Guyana Goldfields Inc., 144A ..............................           Canada            1,400,000        8,362,702
   (a, c, d) Guyana Goldfields Inc., wts., 144A, 6/10/12 ...............           Canada              500,000        1,301,659
         (a) Imperial Metals Corp. .....................................           Canada              333,000        4,622,622
         (a) International Minerals Corp. ..............................           Canada              700,000        2,846,459
         (a) Ivanhoe Australia Ltd. ....................................         Australia           6,290,866       17,800,634
         (a) Ivanhoe Mines Ltd. ........................................           Canada            1,850,000       25,493,000
      (a, b) Ivanhoe Mines Ltd., 144A ..................................           Canada              738,500       10,341,416
      (a, b) Ivanhoe Mines Ltd., 144A ..................................           Canada              553,800        7,755,012
         (a) MAG Silver Corp. ..........................................           Canada            1,200,000        6,663,239
         (a) Nautilus Minerals Inc. ....................................           Canada            3,565,000        7,031,690
      (a, b) Nautilus Minerals Inc., 144A ..............................           Canada            1,278,000        2,520,757
      (a, c) Nevsun Resources Ltd. .....................................           Canada            9,827,000       18,831,830
   (a, c, d) Nevsun Resources Ltd., 144A ...............................           Canada            4,500,000        8,515,716
      (a, b) Orsu Metals Corp., 144A ...................................           Canada            1,060,000          406,263
      (a, b) Orsu Metals Corp., wts., 144A, 4/11/10 ....................           Canada            5,300,000               --
         (a) Osisko Mining Corp. .......................................           Canada            3,210,800       23,531,360
      (a, b) Osisko Mining Corp., 144A .................................           Canada            6,021,400       44,129,728
      (a, c) Romarco Minerals Inc. .....................................           Canada            9,779,600       13,804,343
   (a, b, c) Romarco Minerals Inc., 144A ...............................           Canada            8,000,000       11,292,358
   (a, c, d) Romarco Minerals Inc., wts., 144A, 3/03/11 ................           Canada            4,000,000        3,451,274
                                                                                                                 --------------
                                                                                                                    403,514,943
                                                                                                                 --------------

                             Semiannual Report | 17

Franklin Gold and Precious Metals Fund

                                                                                                     SHARES/
                                                                                  COUNTRY           WARRANTS          VALUE
                                                                           --------------------   ------------   --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             LONG LIFE GOLD MINES 47.7%
             Agnico-Eagle Mines Ltd. ...................................          Canada               845,000   $   42,816,150
         (a) Alamos Gold Inc. ..........................................          Canada             1,586,900       16,911,110
      (a, b) Alamos Gold Inc., 144A ....................................          Canada               400,000        4,262,678
             AngloGold Ashanti Ltd., ADR ...............................       South Africa          3,094,723      110,450,664
             Barrick Gold Corp. ........................................          Canada             2,726,283       94,929,174
         (a) Centerra Gold Inc. ........................................          Canada             2,921,100       29,572,810
      (a, b) Centerra Gold Inc., 144A ..................................          Canada             5,418,400       54,855,127
      (a, c) CGA Mining Ltd. ...........................................        Australia            8,724,000       15,413,283
   (a, c, d) CGA Mining Ltd., 144A .....................................        Australia            3,750,000        6,476,309
(a, c, d, e) CGA Mining Ltd., 144A .....................................        Australia            8,850,000       14,097,324
         (a) Crew Gold Corp. ...........................................          Canada            86,450,000       10,065,726
             Gold Fields Ltd. ..........................................       South Africa            697,191        8,145,695
             Gold Fields Ltd., ADR .....................................       South Africa          3,154,528       36,024,710
             Goldcorp Inc. .............................................          Canada             1,260,625       42,706,286
             Goldcorp Inc. .............................................          Canada             1,464,865       49,746,815
         (a) Goldcorp Inc., wts., 6/09/11 ..............................          Canada                 9,125           39,238
             Harmony Gold Mining Co. Ltd. ..............................       South Africa            652,140        6,160,498
             Harmony Gold Mining Co. Ltd., ADR .........................       South Africa          1,350,000       12,379,500
             Kinross Gold Corp. ........................................          Canada             3,478,012       56,278,932
             Lihir Gold Ltd. ...........................................     Papua New Guinea       24,447,142       59,880,157
         (a) Mineral Deposits Ltd. .....................................        Australia            8,696,185        6,920,641
             Newcrest Mining Ltd. ......................................        Australia            4,540,928      126,602,900
             Newmont Mining Corp. ......................................      United States          1,235,614       52,958,416
             Randgold Resources Ltd., ADR ..............................      United Kingdom         2,001,400      137,956,502
         (a) Red Back Mining Inc. ......................................          Canada               369,900        5,556,712
                                                                                                                 --------------
                                                                                                                  1,001,207,357
                                                                                                                 --------------
             MEDIUM LIFE GOLD MINES 14.6%
      (a, b) Aurizon Mines Ltd., 144A ..................................          Canada             1,000,000        3,683,104
      (a, c) Allied Gold Ltd. ..........................................        Australia            7,000,000        1,887,874
   (a, b, c) Allied Gold Ltd., 144A ....................................        Australia           45,000,000       12,409,442
         (a) B2Gold Corp. ..............................................          Canada             3,974,528        4,644,225
             Compania de Minas Buenaventura SA .........................           Peru                201,186        6,484,653
             Compania de Minas Buenaventura SA, ADR ....................           Peru              1,250,114       39,353,589
         (a) Eldorado Gold Corp. .......................................          Canada             2,945,000       34,962,842
         (a) Eldorado Gold Corp., IDR ..................................          Canada             2,117,500       25,408,459
         (a) Gammon Gold Inc. ..........................................          Canada               705,800        6,091,054
         (a) Gammon Gold Inc. ..........................................          Canada             2,814,500       24,257,714
         (a) Golden Star Resources Ltd. ................................          Canada             2,450,000        6,710,446
         (a) Golden Star Resources Ltd. ................................          Canada               700,000        1,932,000
             IAMGOLD Corp. .............................................          Canada               860,000       11,360,600
             IAMGOLD Corp. .............................................          Canada             1,072,000       14,119,635
      (a, b) Jinshan Gold Mines Inc., 144A .............................          Canada             3,595,000        9,073,615
             Kingsgate Consolidated Ltd. ...............................        Australia            1,421,665       11,640,813
         (a) New Gold Inc. .............................................          Canada             1,700,000        6,817,481
      (a, b) Real Gold Mining Ltd., 144A ...............................        Hong Kong            2,207,000        2,561,271
         (a) SEMAFO Inc. ...............................................          Canada             4,525,000       19,204,020
      (a, c) St. Barbara Ltd. ..........................................        Australia           73,461,382       16,239,557


                             18 | Semiannual Report

Franklin Gold and Precious Metals Fund

                                                                                                     SHARES/
                                                                                  COUNTRY           WARRANTS          VALUE
                                                                           --------------------   ------------   --------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             MEDIUM LIFE GOLD MINES (CONTINUED)

   (a, b, c) St. Barbara Ltd., 144A ....................................        Australia           33,536,676   $    7,413,702
             Yamana Gold Inc. ..........................................          Canada             1,829,193       18,415,900
         (b) Yamana Gold Inc., 144A ....................................          Canada             2,300,000       23,155,878
                                                                                                                 --------------
                                                                                                                    307,827,874
                                                                                                                 --------------
             PLATINUM & PALLADIUM 12.4%
         (a) Anglo Platinum Ltd. .......................................       South Africa            736,138       70,118,453
         (a) Aquarius Platinum Ltd. ....................................       South Africa          1,800,000       10,726,380
         (a) Eastern Platinum Ltd. .....................................          Canada            23,783,024       26,234,137
             Impala Platinum Holdings Ltd. .............................       South Africa          2,950,000       76,441,917
             Impala Platinum Holdings Ltd., ADR ........................       South Africa          1,542,400       39,346,624
         (a) Lonmin PLC ................................................      United Kingdom           360,000       10,406,920
         (a) Mvelaphanda Resources Ltd. ................................       South Africa          2,650,000       17,645,110
      (a, c) Platinum Group Metals Ltd. ................................          Canada             3,000,000        5,496,611
   (a, b, c) Platinum Group Metals Ltd., 144A ..........................          Canada             2,000,000        3,664,408
   (a, b, c) Platinum Group Metals Ltd., wts., 144A, 12/16/10 ..........          Canada             1,000,000          495,443
                                                                                                                 --------------
                                                                                                                    260,576,003
                                                                                                                 --------------
             SILVER MINES 3.4%
             Fresnillo PLC .............................................      United Kingdom         1,100,000       11,819,069
         (b) Fresnillo PLC, 144A .......................................      United Kingdom         2,336,100       25,100,478
         (a) Hecla Mining Co. ..........................................      United States          1,200,000        5,472,000
             Hochschild Mining PLC .....................................      United Kingdom         3,600,000       15,581,600
         (a) Silver Wheaton Corp. ......................................          Canada               450,000        6,192,000
      (a, b) Silver Wheaton Corp., 144A ................................          Canada               500,000        6,880,000
                                                                                                                 --------------
                                                                                                                     71,045,147
                                                                                                                 --------------
             TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
             (COST $1,158,279,031) .....................................                                          2,074,920,988
                                                                                                                 --------------
             SHORT TERM INVESTMENTS (COST $39,496,070) 1.9%
             MONEY MARKET FUNDS 1.9%
         (f) Institutional Fiduciary Trust Money Market
             Portfolio, 0.00%...........................................      United States         39,496,070       39,496,070
                                                                                                                 --------------
             TOTAL INVESTMENTS (COST $1,197,775,101) 100.7% ............                                          2,114,417,058
             OTHER ASSETS, LESS LIABILITIES (0.7)% .....................                                            (14,182,199)
                                                                                                                 --------------
             NET ASSETS 100.0% .........................................                                         $2,100,234,859
                                                                                                                 ==============

See Abbreviations on page 34.

(a)  Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At January 31, 2010, the aggregate value of these securities was $321,883,340, representing 15.33% of net assets.

(c)  See Note 10 regarding holdings of 5% voting securities.

(d)  See Note 9 regarding restricted securities.

(e)  Security purchased on a delayed delivery basis. See Note 1(c).

(f) See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 19

Franklin Gold and Precious Metals Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2010 (unaudited)

Assets:
   Investments in securities:
      Cost - Unaffiliated issuers .............................   $  987,304,920
      Cost - Non-controlled affiliated issuers (Note 10) ......      170,974,111
      Cost - Sweep Money Fund (Note 7) ........................       39,496,070
                                                                  --------------
      Total cost of investments ...............................   $1,197,775,101
                                                                  ==============
      Value - Unaffiliated issuers ............................   $1,858,655,145
      Value - Non-controlled affiliated issuers (Note 10) .....      216,265,843
      Value - Sweep Money Fund (Note 7) .......................       39,496,070
                                                                  ==============
      Total value of investments ..............................    2,114,417,058
   Cash .......................................................        3,393,019
   Receivables:
      Investment securities sold ..............................       20,727,339
      Capital shares sold .....................................        6,045,931
   Other assets ...............................................            2,909
                                                                  --------------
         Total assets .........................................    2,144,586,256
                                                                  --------------
Liabilities:
   Payables:
      Investment securities purchased .........................       25,005,005
      Capital shares redeemed .................................       16,931,750
      Affiliates ..............................................        1,749,993
      Allocator Funds (Note 11) ...............................           12,373
      Foreign currency advanced by custodian ..................          279,854
      Accrued expenses and other liabilities ..................          372,422
                                                                  --------------
         Total liabilities ....................................       44,351,397
                                                                  --------------
            Net assets, at value ..............................   $2,100,234,859
                                                                  ==============
Net assets consist of:
   Paid-in capital ............................................   $1,366,668,761
   Distributions in excess of net investment income ...........     (208,930,367)
   Net unrealized appreciation (depreciation) .................      917,078,576
   Accumulated net realized gain (loss) .......................       25,417,889
                                                                  --------------
            Net assets, at value ..............................   $2,100,234,859
                                                                  ==============

   The accompanying notes are an integral part of these financial statements.


                             20 | Semiannual Report

Franklin Gold and Precious Metals Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
January 31, 2010 (unaudited)

CLASS A:
   Net assets, at value ....................................................   $1,518,398,628
                                                                               ==============
   Shares outstanding ......................................................       42,648,559
                                                                               ==============
   Net asset value per share(a) ............................................   $        35.60
                                                                               ==============
   Maximum offering price per share (net asset value per share / 94.25%) ...   $        37.77
                                                                               ==============
CLASS B:
   Net assets, at value ....................................................   $   47,096,136
                                                                               ==============
   Shares outstanding ......................................................        1,384,910
                                                                               ==============
   Net asset value and maximum offering price per share(a) .................   $        34.01
                                                                               ==============
CLASS C:
   Net assets, at value ....................................................   $  357,401,748
                                                                               ==============
   Shares outstanding ......................................................       10,416,336
                                                                               ==============
   Net asset value and maximum offering price per share(a) .................   $        34.31
                                                                               ==============
ADVISOR CLASS:
   Net assets, at value ....................................................   $  177,338,347
                                                                               ==============
   Shares outstanding ......................................................        4,807,339
                                                                               ==============
   Net asset value and maximum offering price per share ....................   $        36.89
                                                                               ==============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 21

Franklin Gold and Precious Metals Fund

STATEMENT OF OPERATIONS
for the six months ended January 31, 2010 (unaudited)

Investment income:
   Dividends: (net of foreign taxes of $234,775) ......................................   $   5,335,368
                                                                                          -------------
Expenses:
   Management fees (Note 3a) ..........................................................       4,887,095
   Distribution fees: (Note 3c)
      Class A .........................................................................       1,998,968
      Class B .........................................................................         270,741
      Class C .........................................................................       1,870,462
   Transfer agent fees (Note 3e) ......................................................       1,982,857
   Special servicing agreement fees (Note 11) .........................................          73,729
   Custodian fees (Note 4) ............................................................          86,658
   Reports to shareholders ............................................................         129,911
   Registration and filing fees .......................................................          82,751
   Professional fees ..................................................................          31,084
   Trustees' fees and expenses ........................................................          59,248
   Other ..............................................................................          55,992
                                                                                          -------------
         Total expenses ...............................................................      11,529,496
         Expense reductions (Note 4) ..................................................             (60)
                                                                                          -------------
            Net expenses ..............................................................      11,529,436
                                                                                          -------------
               Net investment income (loss) ...........................................      (6,194,068)
                                                                                          -------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments:
         Unaffiliated issuers .........................................................      63,824,411
         Non-controlled affiliated issuers (Note 10) ..................................         421,327
      Foreign currency transactions ...................................................        (402,137)
                                                                                          -------------
            Net realized gain (loss) ..................................................      63,843,601
                                                                                          -------------
   Net change in unrealized appreciation (depreciation) on:
      Investments .....................................................................     164,162,884
      Translation of other assets and liabilities denominated in foreign currencies ...         447,944
                                                                                          -------------
            Net change in unrealized appreciation (depreciation) ......................     164,610,828
                                                                                          -------------
Net realized and unrealized gain (loss) ...............................................     228,454,429
                                                                                          -------------
Net increase (decrease) in net assets resulting from operations .......................   $ 222,260,361
                                                                                          =============

   The accompanying notes are an integral part of these financial statements.


                             22 | Semiannual Report

Franklin Gold and Precious Metals Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                SIX MONTHS ENDED
                                                                                                JANUARY 31, 2010     YEAR ENDED
                                                                                                   (UNAUDITED)      JULY 31, 2009
                                                                                                ----------------   --------------
Increase (decrease) in net assets:
   Operations:
      Net investment income (loss) ..........................................................    $   (6,194,068)   $    1,421,084
      Net realized gain (loss) from investments and foreign currency transactions ...........        63,843,601         7,124,319
      Net change in unrealized appreciation (depreciation) on investments and translation of
         other assets and liabilities denominated in foreign currencies .....................       164,610,828       (80,795,452)
                                                                                                 --------------    --------------
            Net increase (decrease) in net assets resulting from operations .................       222,260,361       (72,250,049)
                                                                                                 --------------    --------------
   Distributions to shareholders from:
      Net investment income:
         Class A ............................................................................       (90,319,644)               --
         Class B ............................................................................        (2,766,426)               --
         Class C ............................................................................       (19,471,646)               --
         Advisor Class ......................................................................       (10,125,911)               --
      Net realized gains:
         Class A ............................................................................       (23,464,184)       (4,210,163)
         Class B ............................................................................          (815,988)         (219,402)
         Class C ............................................................................        (5,649,652)       (1,115,501)
         Advisor Class ......................................................................        (2,540,933)         (463,119)
                                                                                                 --------------    --------------
   Total distributions to shareholders ......................................................      (155,154,384)       (6,008,185)
                                                                                                 --------------    --------------
   Capital share transactions: (Note 2)
         Class A ............................................................................       174,642,754        50,994,016
         Class B ............................................................................        (5,002,282)       (7,656,258)
         Class C ............................................................................        33,010,792         8,530,945
         Advisor Class ......................................................................        25,170,487        24,968,634
                                                                                                 --------------    --------------
   Total capital share transactions .........................................................       227,821,751        76,837,337
                                                                                                 --------------    --------------
   Redemption fees ..........................................................................                --             4,342
                                                                                                 --------------    --------------
            Net increase (decrease) in net assets ...........................................       294,927,728        (1,416,555)
   Net assets:
      Beginning of period ...................................................................     1,805,307,131     1,806,723,686
                                                                                                 --------------    --------------
      End of period .........................................................................    $2,100,234,859    $1,805,307,131
                                                                                                 ==============    ==============
   Undistributed net investment loss included in net assets, end of year ....................    $           --    $  (80,052,672)
   Distributions in excess of net investment income included in net assets, end of period ...    $ (208,930,367)   $          --
                                                                                                 ==============    ==============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 23

Franklin Gold and Precious Metals Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                             24 | Semiannual Report

Franklin Gold and Precious Metals Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. SECURITIES PURCHASED ON A DELAYED DELIVERY BASIS

The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of January 31, 2010, and has determined that no provision for income tax is required in the Fund's financial statements.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.


                             Semiannual Report | 25

Franklin Gold and Precious Metals Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee was imposed, with some exceptions, on any Fund shares that were redeemed or exchanged within seven calendar days following their purchase date. The redemption fee was 2% of the amount redeemed. Such fees were retained by the fund and accounted for as an addition to paid-in capital. Effective September 1, 2008, the redemption fee was eliminated.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.


                             26 | Semiannual Report

Franklin Gold and Precious Metals Fund

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                           SIX MONTHS ENDED                   YEAR ENDED
                                           JANUARY 31, 2010                JULY 31, 2009
                                      ----------------------------   -----------------------------
                                         SHARES          AMOUNT         SHARES         AMOUNT
                                      -----------   --------------   ------------   --------------
CLASS A SHARES:
   Shares sold ....................   10,295,802    $ 411,718,572     19,761,170    $ 525,006,148
   Shares issued in reinvestment of
      distributions ...............    2,372,522      102,896,089        211,521        3,703,733
   Shares redeemed ................   (8,676,424)    (339,971,907)   (18,759,944)    (477,715,865)
                                      ----------    -------------    -----------    -------------
   Net increase (decrease) ........    3,991,900    $ 174,642,754      1,212,747    $  50,994,016
                                      ==========    =============    ===========    =============
CLASS B SHARES:
   Shares sold ....................       65,640    $   2,464,756        400,007    $   8,645,037
   Shares issued in reinvestment of
      distributions ...............       77,912        3,231,775         11,349          190,781
   Shares redeemed ................     (284,456)     (10,698,813)      (690,461)     (16,492,076)
                                      ----------    -------------    -----------    -------------
   Net increase (decrease) ........     (140,904)   $  (5,002,282)      (279,105)   $  (7,656,258)
                                      ==========    =============    ===========    =============
CLASS C SHARES:
   Shares sold ....................    2,255,549    $  87,019,992      3,800,768    $  94,749,188
   Shares issued in reinvestment of
      distributions ...............      500,678       20,948,359         55,244          937,498
   Shares redeemed ................   (1,980,282)     (74,957,559)    (3,609,311)     (87,155,741)
                                      ----------    -------------    -----------    -------------
   Net increase (decrease) ........      775,945    $  33,010,792        246,701    $   8,530,945
                                      ==========    =============    ===========    =============
ADVISOR CLASS SHARES:
   Shares sold ....................    1,307,587    $  53,693,732      2,800,927    $  69,888,421
   Shares issued in reinvestment of
      distributions ...............      218,257        9,804,096         22,458          406,039
   Shares redeemed ................     (959,710)     (38,327,341)    (1,775,632)     (45,325,826)
                                      ----------    -------------    -----------    -------------
   Net increase (decrease) ........      566,134    $  25,170,487      1,047,753    $  24,968,634
                                      ==========    =============    ===========    =============

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                      AFFILIATION
----------                                                      ----------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


                             Semiannual Report | 27

Franklin Gold and Precious Metals Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

ANNUALIZED FEE RATE   NET ASSETS
-------------------   ---------------------------------------------------
0.625%                Up to and including $100 million
0.500%                Over $100 million, up to and including $250 million
0.450%                Over $250 million, up to and including $7.5 billion
0.440%                Over $7.5 billion, up to and including $10 billion
0.430%                Over $10 billion, up to and including $12.5 billion
0.420%                Over $12.5 billion, up to and including $15 billion
0.400%                In excess of $15 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A .........   0.25%
Class B .........   1.00%
Class C .........   1.00%


                             28 | Semiannual Report

Franklin Gold and Precious Metals Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to
   unaffiliated broker/dealers ..................   $672,481
Contingent deferred sales charges retained ......   $ 70,218

E. TRANSFER AGENT FEES

For the period ended January 31, 2010, the Fund paid transfer agent fees of $1,982,857, of which $1,352,190 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2010, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At July 31, 2009, the Fund deferred realized currency losses of $952,657.

At January 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments..............................   $1,340,721,004
                                                    ==============
Unrealized appreciation..........................      824,915,470
Unrealized depreciation..........................      (51,219,416)
                                                    --------------
Net unrealized appreciation (depreciation).......   $  773,696,054
                                                    ==============

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions and passive foreign investment company shares.


                             Semiannual Report | 29

Franklin Gold and Precious Metals Fund

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2010, aggregated $282,524,965 and $226,787,129, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At January 31, 2010, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

  SHARES   ISSUER                                                  ACQUISITION DATE       COST          VALUE
---------  -----------------------------------------------------   ----------------   -----------   -----------
3,750,000  (a) CGA Mining Ltd., 144A ...........................       9/22/09        $ 5,970,499   $ 6,476,309
8,850,000  (a) CGA Mining Ltd., 144A ...........................       1/20/10         18,709,460    14,097,324
  500,000  (b) Guyana Goldfields Inc., wts., 144A, 6/10/12 .....       6/05/09                 --     1,301,659
4,500,000  (c) Nevsun Resources Ltd., 144A .....................      10/20/09         12,220,105     8,515,716
4,000,000  (d) Romarco Minerals Inc., wts., 144A, 3/03/11 ......       3/04/09                 --     3,451,274
                                                                                                    -----------
               TOTAL RESTRICTED SECURITIES (1.61% of Net Assets) ................................   $33,842,282
                                                                                                    ===========

(a) The Fund also invests in unrestricted securities of the issuer, valued at $15,413,283 as of January 31, 2010.

(b) The Fund also invests in unrestricted securities of the issuer, valued at $32,898,868 as of January 31, 2010.

(c) The Fund also invests in unrestricted securities of the issuer, valued at $18,831,830 as of January 31, 2010.

(d) The Fund also invests in unrestricted securities of the issuer, valued at $25,096,701 as of January 31, 2010.


                             30 | Semiannual Report

Franklin Gold and Precious Metals Fund

10. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the period ended January 31, 2010, were as shown below.

                                             NUMBER OF                            NUMBER OF
                                              SHARES/                               SHARES/
                                           WARRANTS HELD                            WARRANTS      VALUE                    REALIZED
                                            AT BEGINNING     GROSS      GROSS     HELD AT END     AT END     INVESTMENT    CAPITAL
NAME OF ISSUER                               OF PERIOD    ADDITIONS   REDUCTIONS   OF PERIOD    OF PERIOD      INCOME    GAIN (LOSS)
--------------                             -------------  ----------  ----------  -----------  ------------  ----------  -----------
NON-CONTROLLED AFFILIATES
Allied Gold Ltd. ........................           --     7,000,000         --    7,000,000   $  1,887,874      $--       $     --
Allied Gold Ltd., 144A ..................           --    45,000,000         --   45,000,000     12,409,442       --             --
Anatolia Minerals Development Ltd. ......    3,500,000     4,149,700         --    7,649,700     23,669,556       --             --
Anatolia Minerals Development Ltd.,
   144A .................................           --     1,500,000         --    1,500,000      4,641,271       --             --
CGA Mining Ltd. .........................    6,724,000     2,000,000         --    8,724,000     15,413,283       --             --
CGA Mining Ltd., 144A ...................           --     3,750,000         --    3,750,000      6,476,309       --             --
CGA Mining Ltd., 144A ...................           --     8,850,000         --    8,850,000     14,097,324       --             --
Gleichen Resources Ltd. .................           --    15,000,000  1,000,000   14,000,000     14,265,015       --         87,345
Gleichen Resources Ltd., wts.,
   11/12/11 .............................           --     3,750,000         --    3,750,000             --       --             --
Guyana Goldfields Inc. ..................    2,500,000     1,700,500     92,900    4,107,600     24,536,166       --        333,982
Guyana Goldfields Inc., 144A ............    1,000,000       400,000         --    1,400,000      8,362,702       --             --
Guyana Goldfields Inc., wts., 144A,
   6/10/12 ..............................      500,000            --         --      500,000      1,301,659       --             --
Nevsun Resources Ltd. ...................    8,094,600     1,732,400         --    9,827,000     18,831,830       --             --
Nevsun Resources Ltd., 144A .............           --     4,500,000         --    4,500,000      8,515,716       --             --
Platinum Group Metals Ltd. ..............    3,000,000            --         --    3,000,000      5,496,611       --             --
Platinum Group Metals Ltd., 144A ........    2,000,000            --         --    2,000,000      3,664,408       --             --
Platinum Group Metals Ltd., wts., 144A,
   12/16/10 .............................    1,000,000            --         --    1,000,000        495,443       --             --
Romarco Minerals Inc. ...................    9,779,600            --         --    9,779,600     13,804,343       --             --
Romarco Minerals Inc., 144A .............    8,000,000            --         --    8,000,000     11,292,358       --             --
Romarco Minerals Inc., wts., 144A,
   3/03/11 ..............................    4,000,000            --         --    4,000,000      3,451,274       --             --
St. Barbara Ltd. ........................   65,461,382     8,000,000         --   73,461,382     16,239,557       --             --
St. Barbara Ltd., 144A ..................           --    33,536,676         --   33,536,676      7,413,702       --             --
                                                                                               ------------      ---       --------
   TOTAL AFFILIATED ISSUERS (10.30% of
      Net Assets) .......................                                                      $216,265,843      $--       $421,327
                                                                                               ============      ===       ========

11. SPECIAL SERVICING AGREEMENT

On May 1, 2009, the Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), entered into a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the Fund and the Allocator Funds. Under the SSA, the Fund pays a portion of the Allocator Funds' expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Fund from the investment in the Fund by the Allocator Funds. The Allocator Funds and the Fund are


                             Semiannual Report | 31

Franklin Gold and Precious Metals Fund

11. SPECIAL SERVICING AGREEMENT (CONTINUED)

either managed by Advisers or administered by FT Services. For the period ended January 31, 2010, the Fund was held by one or more of the Allocator Funds and was allocated expenses as noted in the Statement of Operations. At January 31, 2010, 3.34% of the Fund's outstanding shares was held by one or more of the Allocator Funds.

12. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively "Borrowers"), managed by Franklin Templeton Investments, are borrowers in a 364-day joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. On January 22, 2010, the Fund renewed the Global Credit Facility for a total of $750 million, maturing January 21, 2011.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended January 31, 2010, the Fund did not utilize the Global Credit Facility.

13. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.


                             32 | Semiannual Report

Franklin Gold and Precious Metals Fund

13. FAIR VALUE MEASUREMENTS (CONTINUED)

The following is a summary of the inputs used as of January 31, 2010, in valuing the Fund's assets carried at fair value:

                                                 LEVEL 1       LEVEL 2     LEVEL 3          TOTAL
                                             --------------   --------   -----------   --------------
ASSETS:
   Investments in Securities
   Equity Securities:(a)
      Gold Exploration and Development ...   $  390,246,294   $     --   $13,268,649   $  403,514,943
      Long Life Gold Mines ...............    1,040,769,282         --    20,573,633    1,061,342,915
      Platinum & Palladium ...............      260,080,560    495,443            --      260,576,003
      All Other Equity Securities(b) .....      349,487,127         --            --      349,487,127
         Short Term Investments ..........       39,496,070         --            --       39,496,070
                                             --------------   --------   -----------   --------------
   Total Investments in Securities .......   $2,080,079,333   $495,443   $33,842,282   $2,114,417,058
                                             ==============   ========   ===========   ==============

(a)  Includes common stock as well as other equity investments.

(b) For detailed industry descriptions, see the accompanying Statement of Investments.

At January 31, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                                                                                        NET CHANGE
                                                              NET CHANGE                                               IN UNREALIZED
                                                                  IN                                                   APPRECIATION
                                BALANCE AT       NET          UNREALIZED        NET        TRANSFER      BALANCE AT   (DEPRECIATION)
                                 BEGINNING     REALIZED      APPRECIATION    PURCHASES    IN (OUT) OF       END       ON ASSETS HELD
                                 OF PERIOD    GAIN (LOSS)   (DEPRECIATION)    (SALES)       LEVEL 3      OF PERIOD     AT PERIOD END
                                -----------   -----------   --------------   ---------   ------------   -----------   --------------
ASSETS
   Equity Securities:
      Gold Exploration and
         Development ........   $17,248,070       $--         $13,521,408       $--      $(17,500,829)  $13,268,649     $13,521,408
      Long Life Gold Mines ..            --        --           6,468,398        --        14,105,235    20,573,633       6,468,398
                                -----------       ---         -----------       ---      ------------   -----------     -----------
         TOTAL ..............   $17,248,070       $--         $19,989,806       $--      $ (3,395,594)  $33,842,282     $19,989,806
                                ===========       ===         ===========       ===      ============   ===========     ===========

14. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS, which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying this provision.

In March 2010, the FASB issued ASU No. 2010-11, DERIVATIVES AND HEDGING (TOPIC
815): SCOPE EXCEPTION RELATED TO EMBEDDED CREDIT DERIVATIVES, which clarifies existing derivatives and hedging disclosure requirements and is effective for fiscal quarters beginning after June 15, 2010. The Fund is currently evaluating the impact, if any, of applying this provision.


                             Semiannual Report | 33

Franklin Gold and Precious Metals Fund

15. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

SELECTED PORTFOLIO

ADR - American Depository Receipt
IDR - International Depository Receipt


                             34 | Semiannual Report

Franklin Gold and Precious Metals Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                             Semiannual Report | 35

                      This page intentionally left blank.

Franklin Templeton Funds

LITERATURE REQUEST. TO RECEIVE A PROSPECTUS, PLEASE CALL US AT (800) DIAL BEN/(800) 342-5236 OR VISIT franklintempleton.com. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(1)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Quest Fund(2)
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH

Franklin DynaTech Fund
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin Global Real Estate Fund
Franklin Gold & Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
ranklin Utilities Fund
Mutual Financial Services Fund

GLOBAL

Mutual Global Discovery Fund(4)
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL

Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Mutual International Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME

Franklin Adjustable U.S. Government Securities Fund(5)
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(5)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME(6)

NATIONAL

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(7)

LIMITED-/INTERMEDIATE-TERM

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income
Fund New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(8)
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(9)
Michigan(9)
Minnesota(9)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(9)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(10)

(1.) The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

(2.) Effective 5/1/09, Mutual Qualified Fund changed its name to Mutual Quest
     Fund. The fund's investment goal and strategy remained unchanged.

(3.) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4.) Effective 5/1/09, Mutual Discovery Fund changed its name to Mutual Global
     Discovery Fund. The fund's investment goal and strategy remained unchanged.

(5.) An investment in the fund is neither insured nor guaranteed by the U.S.
     government or by any other entity or institution.

(6.) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(7.) The fund invests primarily in insured municipal securities.

(8.) These funds are available in three or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and a money market portfolio (CA only).

(9.) The Board of Trustees approved the elimination of the non-fundamental policy requiring the fund to invest at least 80% of net assets in insured municipal securities and the removal of the word "Insured" from the fund name. The changes became effective 2/15/09.

(10.) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

01/10                                          Not part of the semiannual report

(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)   One Franklin Parkway
                                           San Mateo, CA 94403-1906

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SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN GOLD AND PRECIOUS METALS FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
(800) DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

132 S 03/10
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ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.               N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.                N/A

ITEM 6. SCHEDULE OF INVESTMENTS.                              N/A

ITEM 7. DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.                      N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 9. PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.                   N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer, Chief Accounting Officer and Treasurer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PERCIOUS METALS FUND



By /s/LAURA F. FERGRESON
  ----------------------
   Laura F. Fergerson
   Chief Executive Officer -
     Finance and Administration
Date  March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGRESON
  ----------------------
   Laura F. Fergerson
   Chief Executive Officer -
     Finance and Administration
Date  March 30, 2010


By /s/GASTON GARDEY
  -----------------
  Gaston Gardey
  Chief Financial Officer and
    Chief Accounting Officer
Date  March 30, 2010